Notes Payable and Accrued Interest - Ya Global Master Spv, Ltd.	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Payable and Accrued Interest/ Notes Payable and Accrued Interest - Ya Global Master Spv, Ltd. [Abstract]
NOTES PAYABLE AND ACCRUED INTEREST - YA GLOBAL MASTER SPV, LTD.

NOTE 5 – NOTES PAYABLE AND ACCRUED INTEREST – YA II PN, LTD. (p/k/a YA GLOBAL MASTER SPV, LTD.)

In July 2013, Omagine borrowed $200,000 from YA II PN, Ltd. (“YA”) (p/k/a YA Global Master SPV, Ltd.) via an unsecured loan (the “2013 YA Loan”) and on April 23, 2014 Omagine paid the 2013 YA Loan balance and accrued interest thereon due at April 23, 2014 in full and borrowed an additional $500,000 from YA via a second unsecured loan (the “2014 YA Loan”) and on April 22, 2015 Omagine paid the 2014 YA Loan balance and the accrued interest thereon in full. On May 20, 2015, Omagine borrowed an additional $500,000 from YA via a third unsecured loan (the “2015 YA Loan”). On March 15, 2016 Omagine paid the 2015 Loan balance and the accrued interest thereon in full and borrowed an additional $600,000 from YA via a fourth unsecured loan (the “March 2016 YA Loan”). On June 22, 2016, Omagine borrowed an additional $400,000 from YA via a fifth unsecured loan (the “June 2016 YA Loan”).

Notes payable and accrued interest thereon due to YA consist of:

	September 30,	December 31,
	2016	2015

2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016)	$-	$225,000

March 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($60,000 in April 2016 and May 2016, $50,000 monthly June to August 2015, $45,000 in September 2016, $35,000 in October and November 2016,$40,000 in December 2016, $45,000 in January 2017, $60,000 in February 2017 and $70,000 in March of 2017)	285,000	-

June 2016 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($40,000 in July and August 2016, $35,000 monthly September to November 2016, $25,000 monthly, December 2016 to February 2017 and $35,000 monthly March to June 2017)	285,000	-

Less: Unamortized debt discount at September 30, 2016 and December 31, 2015	(57,500)	(20,833)
Principal, net	512,500	204,167
Accrued interest	2,342	-
Total	$514,842	$204,167

NOTE 5 – NOTES PAYABLE AND ACCRUED INTEREST – YA GLOBAL MASTER SPV, LTD.

In July 2013, Omagine borrowed $200,000 from YA Global Master SPV, Ltd. (“YA”) via an unsecured loan (the “2013 YA Loan”) and on April 23, 2014 Omagine paid the 2013 YA Loan balance and accrued interest thereon due at April 23, 2014 in full and borrowed an additional $500,000 from YA via a second unsecured loan (the “2014 YA Loan”) and on April 22, 2015 Omagine paid the 2014 YA Loan balance and the accrued interest thereon in full. On May 20, 2015, Omagine borrowed an additional $500,000 from YA via a third unsecured loan (the “2015 YA Loan”).

Notes payable and accrued interest thereon due to YA consist of:

	December 31,	December 31,
	2015	2014

2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016)	$225,000	$–

2014 YA Loan - interest at 10% per annum, due and repaid in monthly installments of principal and interest through April 2015	–	225,000

Less: Unamortized debt discount at December 31, 2015 and 2014	(20,833)	(12,133)
Principal, net	204,167	212,867
Accrued interest	–	1,911
Total	$204,167	$214,778